Condensed Consolidating Financial Information, Balance Sheet (Details) - USD ($) $ in Millions	Mar. 31, 2015	Dec. 31, 2014	Mar. 31, 2014	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Current Assets:
Cash and cash equivalents	$ 459	$ 1,000	$ 798	$ 1,238		$ 1,639	$ 900
Receivables, less allowance for doubtful accounts	1,367	1,435		1,313
Short-term receivables from affiliates	0	0		0
Inventories	2,532	2,439		2,565
Prepayments and other current assets	223	200		210
Total Current Assets	4,581	5,074		5,326
Net Property, Plant and Equipment	9,180	9,045		6,875
Investment in Subsidiaries	0	0		0
Long-Term Receivables from Affiliates	0	0		0
Long-Term Intercompany Note Receivable		0		0
Notes Receivable, Related Parties, Noncurrent	0	0
Other Noncurrent Assets:
Acquired intangibles, net	1,211	1,222		263
Other, net	1,311	1,150		852
Total Other Noncurrent Assets	2,522	2,372		1,115
Total Assets	16,283	16,491		13,316
CURRENT LIABILITIES
Accounts payable	2,141	2,470		2,596
Other current liabilities		996		812
Other current liabilities	864	996		812
Short-term payables to affiliates	0	0		0
Total Current Liabilities	3,005	3,466		3,408
Long-Term Payables to Affiliates	0	0		0
Deferred income taxes	1,121	1,098		1,018
Other Noncurrent Liabilities	941	790		655
Debt	4,138	4,161		2,750
Long-Term Intercompany Note Payable		0		0
Long-Term Intercompany Note Payable	0	0
Equity-Tesoro Corporation	4,541	4,454		4,302	[1]
Equity-Noncontrolling Interest	2,537	2,522		1,183
Total Liabilities and Equity	16,283	16,491		13,316
Parent
Current Assets:
Cash and cash equivalents	0	0	0	0		0	0
Receivables, less allowance for doubtful accounts	9	6		12
Short-term receivables from affiliates	0	0		0
Inventories	0	0		0
Prepayments and other current assets	51	71		109
Total Current Assets	60	77		121
Net Property, Plant and Equipment	0	0		0
Investment in Subsidiaries	6,742	6,592		5,242
Long-Term Receivables from Affiliates	2,450	2,427		3,080
Long-Term Intercompany Note Receivable		0		0
Notes Receivable, Related Parties, Noncurrent	0	0
Other Noncurrent Assets:
Acquired intangibles, net	0	0		0
Other, net	6	6		8
Total Other Noncurrent Assets	6	6		8
Total Assets	9,258	9,102		8,451
CURRENT LIABILITIES
Accounts payable	0	1		1
Other current liabilities		148		112
Other current liabilities	193	148
Short-term payables to affiliates	0	0		0
Total Current Liabilities	193	149		113
Long-Term Payables to Affiliates	0	0		0
Deferred income taxes	1,121	1,098		1,018
Other Noncurrent Liabilities	446	447		320
Debt	1,581	1,578		1,564
Long-Term Intercompany Note Payable		1,376		1,134
Long-Term Intercompany Note Payable	1,376	1,376
Equity-Tesoro Corporation	4,541	4,454		4,302	[1]
Equity-Noncontrolling Interest	0	0		0
Total Liabilities and Equity	9,258	9,102		8,451
Guarantor Subsidiaries
Current Assets:
Cash and cash equivalents	400	943	726	1,161		1,244	805
Receivables, less allowance for doubtful accounts	884	912		1,182
Short-term receivables from affiliates	35	84		0
Inventories	2,398	2,088		2,041
Prepayments and other current assets	158	115		89
Total Current Assets	3,875	4,142		4,473
Net Property, Plant and Equipment	5,775	5,666		5,428
Investment in Subsidiaries	351	362		342
Long-Term Receivables from Affiliates	0	0		0
Long-Term Intercompany Note Receivable		0		0
Notes Receivable, Related Parties, Noncurrent	0	0
Other Noncurrent Assets:
Acquired intangibles, net	245	249		263
Other, net	1,048	893		829
Total Other Noncurrent Assets	1,293	1,142		1,092
Total Assets	11,294	11,312		11,335
CURRENT LIABILITIES
Accounts payable	1,639	1,779		2,110
Other current liabilities		717		636
Other current liabilities	535	717
Short-term payables to affiliates	0	0		43
Total Current Liabilities	2,174	2,496		2,789
Long-Term Payables to Affiliates	2,412	2,399		2,939
Deferred income taxes	0	0		0
Other Noncurrent Liabilities	431	296		327
Debt	37	39		45
Long-Term Intercompany Note Payable		0		0
Long-Term Intercompany Note Payable	0	0
Equity-Tesoro Corporation	6,240	6,082		5,235	[1]
Equity-Noncontrolling Interest	0	0		0
Total Liabilities and Equity	11,294	11,312		11,335
Non- Guarantors
Current Assets:
Cash and cash equivalents	59	57	72	77		395	95
Receivables, less allowance for doubtful accounts	474	517		119
Short-term receivables from affiliates	0	0		43
Inventories	134	351		524
Prepayments and other current assets	15	16		14
Total Current Assets	682	941		777
Net Property, Plant and Equipment	3,405	3,379		1,447
Investment in Subsidiaries	0	0		0
Long-Term Receivables from Affiliates	0	0		0
Long-Term Intercompany Note Receivable		1,376		1,134
Notes Receivable, Related Parties, Noncurrent	1,376	1,376
Other Noncurrent Assets:
Acquired intangibles, net	966	973		0
Other, net	257	251		15
Total Other Noncurrent Assets	1,223	1,224		15
Total Assets	6,686	6,920		3,373
CURRENT LIABILITIES
Accounts payable	502	690		485
Other current liabilities		133		66
Other current liabilities	137	133
Short-term payables to affiliates	35	84		0
Total Current Liabilities	674	907		551
Long-Term Payables to Affiliates	38	28		141
Deferred income taxes	0	0		0
Other Noncurrent Liabilities	64	47		8
Debt	2,520	2,544		1,141
Long-Term Intercompany Note Payable		0		0
Long-Term Intercompany Note Payable	0	0
Equity-Tesoro Corporation	853	872		349	[1]
Equity-Noncontrolling Interest	2,537	2,522		1,183
Total Liabilities and Equity	6,686	6,920		3,373
Eliminations
Current Assets:
Cash and cash equivalents	0	0	$ 0	0		$ 0	$ 0
Receivables, less allowance for doubtful accounts	0	0		0
Short-term receivables from affiliates	(35)	(84)		(43)
Inventories	0	0		0
Prepayments and other current assets	(1)	(2)		(2)
Total Current Assets	(36)	(86)		(45)
Net Property, Plant and Equipment	0	0		0
Investment in Subsidiaries	(7,093)	(6,954)		(5,584)
Long-Term Receivables from Affiliates	(2,450)	(2,427)		(3,080)
Long-Term Intercompany Note Receivable		(1,376)		(1,134)
Notes Receivable, Related Parties, Noncurrent	(1,376)	(1,376)
Other Noncurrent Assets:
Acquired intangibles, net	0	0		0
Other, net	0	0		0
Total Other Noncurrent Assets	0	0		0
Total Assets	(10,955)	(10,843)		(9,843)
CURRENT LIABILITIES
Accounts payable	0	0		0
Other current liabilities		(2)		(2)
Other current liabilities	(1)	(2)
Short-term payables to affiliates	(35)	(84)		(43)
Total Current Liabilities	(36)	(86)		(45)
Long-Term Payables to Affiliates	(2,450)	(2,427)		(3,080)
Deferred income taxes	0	0		0
Other Noncurrent Liabilities	0	0		0
Debt	0	0		0
Long-Term Intercompany Note Payable		(1,376)		(1,134)
Long-Term Intercompany Note Payable	(1,376)	(1,376)
Equity-Tesoro Corporation	(7,093)	(6,954)		(5,584)	[1]
Equity-Noncontrolling Interest	0	0		0
Total Liabilities and Equity	$ (10,955)	$ (10,843)		$ (9,843)

[1]	Revised to conform to current period presentation that reflects investment in subsidiary and equity amounts within the guarantor and non-guarantor columns net of intercompany amounts.